AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 14, 2020

1933 Act File No. 33 -75340

1940 Act No. 811 -08360

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 122	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 123	[X]

GUINNESS ATKINSON FUNDS

(Formerly Investec Funds)

(Exact Name of Registrant as Specified in Charter)

225 South Lake Avenue, Suite 216

Pasadena, California 91101

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (818) 716-2739

James J. Atkinson, President

Guinness Atkinson Funds

225 South Lake Avenue, Suite 216

Pasadena, California 91101

(Name and Address of Agent for Service)

Please send copies of communications to:

Alexandra Alberstadt, Esq

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485; or

[   ] on _________ pursuant to paragraph (b) of Rule 485; or

[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[   ] on _________ pursuant to paragraph (a)(1) of Rule 485; or

[   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485; or

[   ] on _________ pursuant to paragraph (a)(2) of Rule 485; or

[   ] on _________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 14th day of December, 2020.

GUINNESS ATKINSON FUNDS

By:	/s/ James Atkinson
James Atkinson
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective as amended, this Registration Statement has been signed on the 14th day of December, 2020, by the following persons in the capacities set forth below.

Signature		Title	Date

/s/ James Atkinson		President and Principal Executive Officer	December 14, 2020
James Atkinson

/s/J.I. Fordwood*		Trustee	December 14, 2020
J.I. Fordwood

/s/Timothy Guinness*		Trustee	December 14, 2020
Timothy Guinness

/s/Bret A. Herscher*		Trustee	December 14, 2020
Bret A. Herscher

/s/Susan Penry-Williams*		Trustee	December 14, 2020
Susan Penry-Williams

/s/J. Brooks Reece, Jr.*		Trustee and Chairman	December 14, 2020
J. Brooks Reece, Jr.

/s/ Rita Dam		Treasurer and Principal Financial Officer	December 14, 2020
Rita Dam

*By:	/s/Rita Dam
Rita Dam
Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE